Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Ordinary Shares	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2021		$ 62,057	$ 25,323,747	$ (9,952,183)	$ 527,786	$ 15,961,407
Balance (in Shares) at Mar. 31, 2021	[1]	776,255
Net income				(3,091,824)		(3,091,824)
Shares issued as employee incentives		$ 5,381	1,376,754			1,382,135
Shares issued as employee incentives (in Shares)	[1]	104,200
Unearned employee compensation			(691,067)			(691,067)
Shares to be cancelled
Shares to be cancelled (in Shares)	[1]	(36,943)
Foreign currency translation gain					231,034	231,034
Balance at Sep. 30, 2021		$ 67,438	26,009,434	(13,044,007)	758,820	13,791,685
Balance (in Shares) at Sep. 30, 2021	[1]	843,512
Balance at Mar. 31, 2022		$ 162,468	30,994,376	(15,688,278)	956,142	16,424,708
Balance (in Shares) at Mar. 31, 2022		2,031,394
Net income				(1,494,609)		(1,494,609)
Shares issued as employee incentives		$ 24,377	530,194			554,571
Shares issued as employee incentives (in Shares)		304,709
Share issued due to reverse-split round up (in Shares)		11,279
Shares issued for convertible notes		$ 101,240	1,039,242			1,140,482
Shares issued for convertible notes (in Shares)	[1]	1,265,503
Foreign currency translation gain					(1,735,537)	(1,735,537)
Balance at Sep. 30, 2022		$ 288,085	$ 32,563,812	$ (17,182,887)	$ (779,395)	$ 14,889,615
Balance (in Shares) at Sep. 30, 2022		3,612,885

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022.